UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-05104

Capital World Bond Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: December 31, 2015

Steven I. Koszalka

Capital World Bond Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

Capital World Bond Fund®
Investment portfolio
December 31, 2015
unaudited
Bonds, notes & other debt instruments 97.57% Euros 14.42%	Principal amount (000)	Value (000)
Allianz SE, 5.625% 2042	€4,500	$5,731
Allianz SE, 4.75% (undated)	24,900	29,276
Assicurazioni Generali SPA 7.75% 2042	5,300	7,041
Assicurazioni Generali SPA 10.125% 2042	6,000	8,722
Aviva PLC 6.125% 2043	13,750	17,539
Banco Bilbao Vizcaya Argentaria SA 3.50% 2024	28,700	32,402
Barclays Bank PLC 4.00% 2019[1]	5,450	6,758
Barclays Bank PLC 6.00% 2021	6,975	9,091
Barclays Bank PLC 6.625% 2022	4,750	6,497
Belgium (Kingdom of), Series 68, 2.25% 2023	7	9
BNP Paribas 2.875% 2026[2]	25,275	28,152
BPCE SA group 4.625% 2023	6,000	7,495
CaixaBank, SA 5.00% 2023	44,000	50,045
Canadian Government 3.50% 2020	7,000	8,681
France Télécom 5.625% 2018	1,500	1,838
France Télécom 3.125% 2024	4,300	5,239
French Government O.A.T. Eurobond 0.50% 2019	32,000	35,530
French Government O.A.T. Eurobond 0.25% 2020	26,290	28,803
French Government O.A.T. Eurobond 2.25% 2022	8,130	9,927
French Government O.A.T. Eurobond 1.75% 2024	41,850	49,155
French Government O.A.T. Eurobond 3.25% 2045	6,600	9,121
German Government 0.10% 2023[3]	54,808	62,447
German Government 1.50% 2024	4,000	4,735
German Government 0.50% 2025	51,477	55,569
German Government 2.50% 2044	19,200	26,018
German Government 2.50% 2046	83,250	112,972
HSBC Holdings PLC 3.375% 2024	7,600	8,675
Hungarian Government 5.75% 2018	29,190	35,488
Hungarian Government 6.00% 2019	22,105	27,641
Hungarian Government 3.875% 2020	2,000	2,417
Imperial Tobacco Finance PLC 5.00% 2019	12,425	15,697
Indonesia (Republic of) 3.375% 2025	1,400	1,439
Intesa Sanpaolo SpA 6.625% 2023	22,185	29,095
Irish Government 4.50% 2020	46,810	60,338
Irish Government 3.90% 2023	72,720	96,747
Irish Government 3.40% 2024	56,970	73,740
Irish Government 5.40% 2025	7,150	10,638
Irish Government 2.40% 2030	14,775	17,546
Irish Government 2.00% 2045	12,100	12,631
Italian Government 0.70% 2020	15,000	16,437
Italian Government 2.15% 2021	21,860	25,486
Italian Government 1.45% 2022	19,200	21,422
Italian Government 5.50% 2022	17,700	24,744
Italian Government 4.75% 2023	16,900	23,099
Italian Government 4.50% 2024	44,510	60,113
Italian Government 1.50% 2025	58,200	63,323
Italian Government 3.50% 2030	38,610	49,710
Capital World Bond Fund — Page 1 of 28

unaudited
Bonds, notes & other debt instruments Euros (continued)	Principal amount (000)	Value (000)
Italian Government 3.25% 2046	€1,300	$1,581
Lloyds Banking Group PLC 6.50% 2020	12,450	16,397
Merrill Lynch & Co., Inc. 4.625% 2018	17,536	20,908
Netherlands Government Eurobond 4.00% 2019	38,500	48,024
Netherlands Government Eurobond 2.25% 2022	18,300	22,447
Netherlands Government Eurobond 2.00% 2024	14,175	17,196
NN Group NV, 4.625% 2044	10,425	11,810
NN Group NV, 4.50% (undated)	32,580	34,911
Orange SA 4.25% (undated)	5,700	6,289
Orange SA 5.00% (undated)	11,200	12,154
Rabobank Nederland 3.875% 2023	22,000	26,490
Spanish Government 1.40% 2020	10,300	11,582
Spanish Government 5.40% 2023	88,200	122,733
Spanish Government 3.80% 2024	700	894
Spanish Government 2.15% 2025	2,500	2,810
Spanish Government 5.15% 2028	15,920	23,061
Spanish Government 1.95% 2030	11,300	11,750
Spanish Government 5.15% 2044	46,600	71,945
Svenska Handelsbanken AB 2.656% 2024	16,225	18,339
		1,776,540
Japanese yen 7.11%
European Investment Bank 1.40% 2017	¥721,700	6,160
Japanese Government, Series 113, 0.30% 2018	4,740,000	39,742
Japanese Government, Series 312, 1.20% 2020	2,310,000	20,334
Japanese Government, Series 319, 1.10% 2021	1,130,000	9,998
Japanese Government, Series 315, 1.20% 2021	5,522,800	48,873
Japanese Government, Series 326, 0.70% 2022	9,825,000	85,370
Japanese Government, Series 327, 0.80% 2022	8,350,000	73,035
Japanese Government, Series 325, 0.80% 2022	1,100,000	9,612
Japanese Government, Series 323, 0.90% 2022	5,305,000	46,568
Japanese Government, Series 17, 0.10% 2023[3]	2,877,300	25,279
Japanese Government, Series 329, 0.80% 2023	7,500,000	65,683
Japanese Government, Series 19, 0.10% 2024[3]	13,058,045	115,105
Japanese Government, Series 18, 0.10% 2024[3]	11,565,960	101,615
Japanese Government, Series 336, 0.50% 2024	5,655,000	48,357
Japanese Government, Series 116, 2.20% 2030	4,260,000	43,423
Japanese Government, Series 145, 1.70% 2033	4,840,000	46,210
Japanese Government, Series 150, 1.40% 2034	2,190,000	19,811
Japanese Government, Series 37, 1.90% 2042	263,250	2,537
Japanese Government, Series 42, 1.70% 2044	6,915,000	63,750
Japanese Government, Series 47, 1.60% 2045	410,000	3,686
		875,148
British pounds 3.87%
Apple Inc. 3.05% 2029	£2,000	2,898
Aviva PLC, subordinated 6.875% 2058	8,730	14,431
AXA SA, junior subordinated 5.453% (undated)	6,095	9,030
Bank of Scotland PLC 9.375% 2021	4,160	7,808
Barclays Bank PLC 10.00% 2021	9,200	17,524
Deutsche Telekom International Finance BV 6.50% 2022	3,746	6,713
Electricité de France SA 6.00% 2114	4,100	7,437
France Télécom 7.25% 2020	4,425	7,953
France Télécom 5.375% 2050	1,550	2,693
Lloyds Banking Group PLC 7.625% 2025	2,875	5,437
Capital World Bond Fund — Page 2 of 28

unaudited
Bonds, notes & other debt instruments British pounds (continued)	Principal amount (000)	Value (000)
Lloyds TSB Bank PLC 10.75% 2021	£1,025	$1,644
Mondelez International, Inc. 4.50% 2035	2,000	2,979
National Grid Transco PLC 4.00% 2027	2,700	4,311
Nestlé Finance International Ltd. 2.25% 2023	1,000	1,477
RSA Insurance Group PLC 9.375% 2039	6,583	11,379
United Kingdom 1.00% 2017	14,100	20,916
United Kingdom 1.75% 2019	19,850	29,906
United Kingdom 2.00% 2020	11,150	16,929
United Kingdom 3.75% 2020	1,750	2,872
United Kingdom 1.75% 2022	41,450	61,611
United Kingdom 2.25% 2023	91,345	139,421
United Kingdom 2.75% 2024	3,100	4,893
United Kingdom 2.00% 2025	8,000	11,860
United Kingdom 3.25% 2044	50,070	82,184
Wal-Mart Stores, Inc. 5.625% 2034	1,000	1,877
		476,183
Mexican pesos 3.79%
América Móvil, SAB de CV 8.46% 2036	MXN15,000	833
Red de Carreteras de Occidente 9.00% 2028[1]	36,950	2,083
United Mexican States Government 4.00% 2019[3]	323,130	19,535
United Mexican States Government 5.00% 2019	495,000	28,453
United Mexican States Government 2.50% 2020[3]	53,855	3,040
United Mexican States Government 2.00% 2022[3]	482,002	26,209
United Mexican States Government 4.50% 2025[3]	988,240	63,160
United Mexican States Government 4.00% 2040[3]	316,668	18,651
United Mexican States Government, Series M, 6.25% 2016	307,500	18,092
United Mexican States Government, Series M, 5.00% 2017	485,000	28,615
United Mexican States Government, Series M, 6.50% 2021	2,469,500	148,952
United Mexican States Government, Series M20, 10.00% 2024	957,400	70,070
United Mexican States Government, Series M, 5.75% 2026	195,000	11,085
United Mexican States Government, Series M30, 10.00% 2036	280,000	21,772
United Mexican States Government, Series M, 7.75% 2042	102,500	6,514
		467,064
Danish kroner 3.67%
Nordea Kredit 2.00% 2037[1]	DKr387,458	54,630
Nykredit Realkredit AS, Series 01E, 2.00% 2037[1]	1,224,290	172,398
Nykredit Realkredit AS, Series 01E, 2.50% 2037[1]	485,879	70,421
Nykredit Realkredit AS, Series 01E, 2.50% 2047[1]	135,050	18,865
Realkredit Danmark AS, Series 22S, 2.00% 2037[1]	878,121	123,236
Realkredit Danmark AS, Series 22S, 2.50% 2037[1]	87,887	12,747
		452,297
Polish zloty 3.36%
Polish Government 2.75% 2023[3]	PLN17,501	4,952
Polish Government, Series 1017, 5.25% 2017	546,450	148,233
Polish Government, Series 1020, 5.25% 2020	257,750	74,743
Polish Government, Series 1021, 5.75% 2021	159,270	47,879
Polish Government, Series 0922, 5.75% 2022	272,555	82,636
Polish Government, Series 102, 4.00% 2023	118,630	32,802
Polish Government, Series 0725, 3.25% 2025	86,750	22,762
		414,007
Capital World Bond Fund — Page 3 of 28

unaudited
Bonds, notes & other debt instruments Hungarian forints 3.14%	Principal amount (000)	Value (000)
Hungarian Government, Series 18/A, 5.50% 2018	HUF3,920,000	$14,722
Hungarian Government, Series 19/A, 6.50% 2019	22,538,190	88,139
Hungarian Government, Series 20/B, 3.50% 2020	7,621,650	27,324
Hungarian Government, Series 20/A, 7.50% 2020	45,280,770	189,892
Hungarian Government, Series 22/A, 7.00% 2022	3,773,200	16,008
Hungarian Government, Series 23/A, 6.00% 2023	10,785,700	44,025
Hungarian Government, Series 25/B, 5.50% 2025	1,731,260	6,999
		387,109
Indian rupees 2.19%
India (Republic of) 7.28% 2019	INR7,890,100	118,652
India (Republic of) 8.83% 2023	4,604,600	73,134
India (Republic of) 8.60% 2028	3,584,700	56,501
India (Republic of) 9.20% 2030	1,290,900	21,359
		269,646
Malaysian ringgits 1.20%
Malaysian Government, Series 0315, 3.659% 2020	MYR392,000	92,123
Malaysian Government, Series 0215, 3.795% 2022	43,900	10,071
Malaysian Government, Series 0114, 4.181% 2024	3,600	836
Malaysian Government, Series 0415, 3.99% 2025	11,500	2,567
Malaysian Government, Series 0310, 4.498% 2030	180,800	41,727
		147,324
Colombian pesos 0.89%
Colombia (Republic of) 7.50% 2026	COP158,200,000	46,129
Colombia (Republic of), Series B, 10.00% 2024	95,863,000	33,380
Colombia (Republic of), Series B, 6.00% 2028	118,851,300	29,488
Colombia (Republic of), Series B, 7.75% 2030	2,830,400	804
		109,801
Norwegian kroner 0.66%
Norwegian Government 2.00% 2023	NKr427,400	50,798
Norwegian Government 3.00% 2024	241,450	30,743
		81,541
South African rand 0.66%
South Africa (Republic of), Series R-208, 6.75% 2021	ZAR449,400	26,067
South Africa (Republic of), Series R-2023, 7.75% 2023	320,240	18,829
South Africa (Republic of), Series R-214, 6.50% 2041	833,000	35,827
		80,723
Turkish lira 0.47%
Turkey (Republic of) 9.00% 2016	TRY9,800	3,364
Turkey (Republic of) 9.50% 2022	6,500	2,126
Turkey (Republic of) 2.80% 2023[3]	3,472	1,198
Turkey (Republic of) 8.80% 2023	11,160	3,480
Turkey (Republic of) 2.00% 2024[3]	10,006	3,241
Turkey (Republic of) 9.00% 2024	120,750	38,071
Turkey (Republic of) 2.00% 2025[3]	20,680	6,690
		58,170
Capital World Bond Fund — Page 4 of 28

unaudited
Bonds, notes & other debt instruments Australian dollars 0.33%	Principal amount (000)	Value (000)
Australian Government, Series 122, 5.25% 2019	A$5,500	$4,403
Australian Government, Series 133, 5.50% 2023	4,750	4,122
Australian Government, Series 136, 4.75% 2027	7,750	6,616
Queensland Treasury Corp., Series 17, 6.00% 2017	4,000	3,101
Queensland Treasury Corp., Series 24, 5.75% 2024	25,625	22,138
		40,380
Indonesian rupiah 0.22%
Indonesia (Republic of) 7.875% 2019	IDR5,200,000	368
Indonesia (Republic of) 8.375% 2034	394,868,000	26,944
		27,312
Canadian dollars 0.22%
Canadian Government 1.00% 2016	C$8,000	5,793
Canadian Government 1.25% 2018	5,000	3,674
Canadian Government 2.75% 2022	4,500	3,603
Canadian Government 2.50% 2024	6,800	5,381
Canadian Government 5.75% 2029	3,000	3,188
Canadian Government 5.00% 2037	4,000	4,316
Rogers Communications Inc. 5.80% 2016	1,750	1,287
		27,242
Swedish kronor 0.17%
Swedish Government, Series 1047, 5.00% 2020	SKr30,000	4,368
Swedish Government, Series 105, 3.50% 2022	91,980	12,875
Swedish Government, Series 1053, 3.50% 2039	20,000	2,981
		20,224
Brazilian reais 0.05%
Brazil (Federal Republic of) 10.00% 2017	BRL6,900	1,664
Brazil (Federal Republic of) 6.00% 2017[3]	8,440	2,094
Brazil (Federal Republic of) 10.00% 2025	2,000	361
Brazilian Treasury Bill 0% 2018	10,000	1,728
		5,847
Ghana cedi 0.04%
Ghana Government Bond 23.00% 2017	GHS8,730	2,268
Ghana Government Bond 25.48% 2017	6,720	1,807
Ghana Government Bond 21.00% 2020	5,620	1,365
		5,440
Philippine pesos 0.01%
Philippines (Republic of) 6.25% 2036	PHP60,000	1,428
U.S. dollars 51.10%
ABB Finance (USA) Inc. 1.625% 2017	$2,000	2,002
ABB Finance (USA) Inc. 2.875% 2022	2,000	1,974
AbbVie Inc. 1.80% 2018	2,700	2,689
AbbVie Inc. 2.50% 2020	15,915	15,774
AbbVie Inc. 2.90% 2022	7,860	7,621
AbbVie Inc. 3.20% 2022	1,335	1,317
AbbVie Inc. 3.60% 2025	16,200	16,022
AbbVie Inc. 4.50% 2035	9,515	9,346
AbbVie Inc. 4.40% 2042	2,200	2,062
Capital World Bond Fund — Page 5 of 28

unaudited
Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
AbbVie Inc. 4.70% 2045	$5,150	$5,056
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2021[4]	2,000	2,210
Abu Dhabi National Energy Co. PJSC (TAQA) 3.625% 2023[4]	19,735	18,953
ACE INA Holdings Inc. 2.30% 2020	855	850
ACE INA Holdings Inc. 2.875% 2022	2,310	2,296
ACE INA Holdings Inc. 3.35% 2026	2,300	2,296
ACE INA Holdings Inc. 4.35% 2045	3,040	3,097
Actavis Funding SCS 2.35% 2018	13,615	13,639
Actavis Funding SCS 3.00% 2020	13,360	13,383
Actavis Funding SCS 3.45% 2022	7,970	7,994
Actavis Funding SCS 3.80% 2025	20,930	20,865
Actavis Funding SCS 4.55% 2035	15,180	14,801
Actavis Funding SCS 4.75% 2045	8,440	8,260
ADT Corp. 4.125% 2019	4,050	4,187
AES Corp. 5.50% 2025	1,300	1,154
Alexandria Real Estate Equities, Inc. 2.75% 2020	790	778
Alexandria Real Estate Equities, Inc. 3.90% 2023	1,350	1,336
Alexandria Real Estate Equities, Inc. 4.50% 2029	300	294
Alpha Natural Resources, Inc. 7.50% 2020[4,5]	5,200	117
Alpha Natural Resources, Inc. 7.50% 2020[4,5]	746	17
Altria Group, Inc. 2.625% 2020	8,200	8,223
Altria Group, Inc. 9.95% 2038	2,500	4,019
Altria Group, Inc. 4.50% 2043	8,500	8,093
Altria Group, Inc. 5.375% 2044	2,250	2,429
American Campus Communities, Inc. 3.35% 2020	2,000	2,000
American Campus Communities, Inc. 3.75% 2023	11,360	11,196
American Campus Communities, Inc. 4.125% 2024	5,485	5,456
American Electric Power Co. 1.65% 2017	2,960	2,939
American Energy (Marcellus), Term Loan B, 5.25% 2020[1,2,6]	2,550	692
American Energy (Marcellus), Term Loan A, 8.50% 2021[1,2,6]	1,650	25
American Energy (Permian Basin) 7.125% 2020[4]	2,025	772
American Energy (Permian Basin) 7.375% 2021[4]	1,225	484
American Express Co. 1.55% 2018	8,750	8,688
American International Group, Inc. 2.30% 2019	1,745	1,732
American International Group, Inc. 4.50% 2044	2,050	1,903
Amgen Inc. 2.125% 2020	2,400	2,371
Amgen Inc. 2.70% 2022	1,020	992
Amgen Inc. 3.125% 2025	2,400	2,285
Amgen Inc. 4.40% 2045	2,400	2,231
Anadarko Petroleum Corp. 5.95% 2016	2,250	2,312
Anadarko Petroleum Corp. 8.70% 2019	2,810	3,195
APT Pipelines Ltd. 4.20% 2025[4]	1,090	1,026
ArcelorMittal 6.25% 2021	1,500	1,215
ArcelorMittal 6.125% 2025	975	714
ArcelorMittal 7.75% 2041	10,570	7,201
Argentina (Republic of) 7.00% 2017	4,620	4,681
Argentina (Republic of) 8.75% 2024[1]	1,720	1,815
Armenia (Republic of) 7.15% 2025[4]	10,920	10,605
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	4,025	2,797
AstraZeneca PLC 3.375% 2025	3,590	3,572
AT&T Inc. 2.45% 2020	6,155	6,070
AT&T Inc. 3.00% 2022	15,425	15,027
AT&T Inc. 3.40% 2025	11,719	11,287
AT&T Inc. 8.25% 2031	1,441	1,929
AT&T Inc. 4.50% 2035	4,760	4,417
Capital World Bond Fund — Page 6 of 28

unaudited
Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
AT&T Inc. 4.30% 2042	$1,403	$1,203
AT&T Inc. 4.35% 2045	45	39
AT&T Inc. 4.75% 2046	5,135	4,719
Autoridad del Canal de Panama 4.95% 2035[1,4]	3,200	3,284
AvalonBay Communities, Inc. 3.625% 2020	1,450	1,507
AvalonBay Communities, Inc. 2.85% 2023	2,875	2,782
AXA SA 8.60% 2030	18,550	25,019
Ball Corp. 4.375% 2020	1,350	1,374
Banc of America Commercial Mortgage Inc., Series 2006-3, Class A-4, 5.889% 2044[1,2]	1,337	1,345
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.558% 2049[1,2]	954	981
Banc of America Commercial Mortgage Inc., Series 2007-4, Class A-M, 6.002% 2051[1,2]	3,020	3,160
Banc of America Commercial Mortgage Inc., Series 2008-1, Class A-4, 6.424% 2051[1,2]	1,829	1,939
Bank of America Corp. 2.625% 2020	9,875	9,766
Bank of America Corp. 3.875% 2025	13,920	14,160
Barclays Bank PLC 2.50% 2019	1,410	1,414
Barclays Bank PLC 3.65% 2025	14,855	14,303
Baxalta Inc. 4.00% 2025[4]	8,760	8,691
Bayer AG 3.375% 2024[4]	3,720	3,752
BBVA Bancomer SA 6.50% 2021[4]	1,455	1,550
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A-4, 5.694% 2050[1,2]	1,698	1,772
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A-M, 6.084% 2050[1,2]	2,375	2,528
Becton, Dickinson and Co. 1.80% 2017	3,850	3,846
Becton, Dickinson and Co. 2.675% 2019	3,195	3,216
Becton, Dickinson and Co. 3.734% 2024	14,670	14,832
Becton, Dickinson and Co. 4.685% 2044	4,225	4,279
Berkshire Hathaway Energy Co. 3.50% 2025	1,585	1,575
Berkshire Hathaway Inc. 4.50% 2043	2,900	2,925
Bermuda Government 5.603% 2020[4]	4,935	5,447
Bermuda Government 5.603% 2020	1,800	1,987
Bermuda Government 4.138% 2023[4]	4,900	4,908
Bermuda Government 4.854% 2024[4]	17,675	18,311
BHP Billiton Finance Ltd. 6.25% 2075[4]	1,400	1,374
BHP Billiton Finance Ltd. 6.75% 2075[4]	3,290	3,183
Biogen Inc. 2.90% 2020	4,625	4,620
Biogen Inc. 3.625% 2022	1,505	1,524
Biogen Inc. 4.05% 2025	2,045	2,060
Biogen Inc. 5.20% 2045	1,680	1,687
Boardwalk Pipeline Partners 3.375% 2023	2,000	1,611
Boardwalk Pipelines, LP 4.95% 2024	2,100	1,830
Bonanza Creek Energy, Inc. 6.75% 2021	825	503
Bonanza Creek Energy, Inc. 5.75% 2023	1,250	656
BPCE SA group 5.70% 2023[4]	26,555	27,960
BPCE SA group 4.50% 2025[4]	9,545	9,178
Brandywine Operating Partnership, LP 5.70% 2017	15	16
Brandywine Operating Partnership, LP 3.95% 2023	750	732
Brazil (Federal Republic of) Global 4.25% 2025	4,745	3,826
British American Tobacco International Finance PLC 9.50% 2018[4]	7,485	8,940
British American Tobacco International Finance PLC 2.75% 2020[4]	2,350	2,353
British American Tobacco International Finance PLC 3.50% 2022[4]	1,705	1,751
British American Tobacco International Finance PLC 3.95% 2025[4]	2,350	2,424
Builders Firstsource 7.625% 2021[4]	4,075	4,309
Cablevision Systems Corp. 6.75% 2021	1,575	1,551
Canadian Natural Resources Ltd. 5.70% 2017	1,500	1,533
Canadian Natural Resources Ltd. 3.80% 2024	425	376
CCO Holdings LLC and CCO Holdings Capital Corp. 3.579% 2020[4]	4,315	4,294
Capital World Bond Fund — Page 7 of 28

unaudited
Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
CCO Holdings LLC and CCO Holdings Capital Corp. 4.464% 2022[4]	$2,715	$2,709
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025[4]	3,000	3,002
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[4]	4,125	4,146
Celgene Corp. 3.625% 2024	2,210	2,179
Celgene Corp. 3.875% 2025	8,545	8,535
Celgene Corp. 4.625% 2044	1,450	1,375
Celgene Corp. 5.00% 2045	660	665
CEMEX Finance LLC 9.375% 2022[4]	1,635	1,729
Cenovus Energy Inc. 3.00% 2022	1,312	1,166
Cenovus Energy Inc. 3.80% 2023	2,880	2,613
Centene Corp. 4.75% 2022	6,250	6,078
CenterPoint Energy Resources Corp. 4.50% 2021	3,225	3,390
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A-2, 5.234% 2023[1]	2,225	2,424
CenturyLink, Inc. Series V, 5.625% 2020	325	323
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[4]	10,150	9,960
CEVA Group PLC 7.00% 2021[4]	3,550	2,964
CEVA Group PLC, Apollo Global Securities LLC LOC, 6.50% 2021[1,2,6]	969	810
CEVA Group PLC, Term Loan B, 6.50% 2021[1,2,6]	1,384	1,158
CEVA Group PLC, Term Loan, 6.50% 2021[1,2,6]	1,004	840
CEVA Group PLC, Term Loan, 6.50% 2021[1,2,6]	173	145
Chemours Co. 6.625% 2023[4]	4,572	3,223
Chemours Co. 7.00% 2025[4]	2,845	1,949
Chesapeake Energy Corp. 4.875% 2022	4,050	1,144
Chevron Corp. 1.961% 2020	8,110	8,000
CIT Group Inc. 3.875% 2019	8,400	8,379
Citigroup Commercial Mortgage Trust, Series 2014-CG19, Class A-1, 1.199% 2047[1]	1,539	1,521
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A-4, 5.431% 2049[1]	6,435	6,525
Citigroup Inc. 1.70% 2018	8,750	8,672
Citigroup Inc. 2.15% 2018	8,432	8,431
Citigroup Inc. 2.55% 2019	13,535	13,634
Citigroup Inc. 4.45% 2027	2,540	2,531
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048[1]	3,623	3,673
City of Buenos Aires Argentina 8.95% 2021[1]	2,580	2,735
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	2,725	2,527
Cliffs Natural Resources Inc. 8.25% 2020[4]	2,175	1,669
CMS Energy Corp. 8.75% 2019	1,312	1,570
CMS Energy Corp. 5.05% 2022	1,458	1,589
CMS Energy Corp. 3.875% 2024	480	488
CMS Energy Corp. 4.70% 2043	1,900	1,878
CMS Energy Corp. 4.875% 2044	3,146	3,202
CNA Financial Corp. 7.35% 2019	1,200	1,384
CoBank, ACB 7.875% 2018[4]	430	483
CoBank, ACB 1.112% 2022[2,4]	2,525	2,392
Colbun SA 6.00% 2020[4]	5,150	5,583
Colbun SA 4.50% 2024[4]	1,800	1,762
Colombia (Republic of) Global 4.50% 2026	7,000	6,711
Columbia Pipeline Partners LP 2.45% 2018[4]	2,700	2,642
Columbia Pipeline Partners LP 3.30% 2020[4]	395	385
Columbia Pipeline Partners LP 4.50% 2025[4]	490	445
Columbia Pipeline Partners LP 5.80% 2045[4]	770	678
Comcast Corp. 6.40% 2038	1,750	2,176
Comcast Corp. 4.75% 2044	1,545	1,607
Comision Federal de Electricidad 4.875% 2024[4]	3,500	3,465
Comision Federal de Electricidad 6.125% 2045[4]	3,700	3,395
Commercial Mortgage Trust, Series 2006-C8, Class A1A, 5.292% 2046[1]	4,225	4,323
Capital World Bond Fund — Page 8 of 28

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Commercial Mortgage Trust, Series 2014-UBS2, Class A-1, 1.298% 2047[1]	$2,884	$2,845
Commercial Mortgage Trust, Series 2007-C9, Class A-1-A, 5.989% 2049[1,2]	386	402
Commonwealth Bank of Australia 0.75% 2016[1,4]	3,000	3,000
Communications Sales & Leasing, Inc. 6.00% 2023[4]	2,325	2,203
Communications Sales & Leasing, Inc. 8.25% 2023	3,122	2,677
ConAgra Foods, Inc. 1.30% 2016	2,800	2,800
ConAgra Foods, Inc. 3.20% 2023	3,046	2,935
Concordia Healthcare Corp. 9.50% 2022[4]	1,540	1,525
Concordia Healthcare Corp. 7.00% 2023[4]	725	633
CONSOL Energy Inc. 5.875% 2022	6,075	3,797
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[1]	376	384
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[1]	174	185
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[1]	1,478	1,611
ConvaTec Finance International SA 8.25% 2019[4,7]	4,495	4,197
Core Industrial Trust, Series 2015-CALW, Class A, 3.04% 2034[1,4]	21,545	21,455
Corporate Office Properties LP 5.25% 2024	325	333
Corporate Office Properties LP 5.00% 2025	120	118
Corporate Office Properties Trust 3.60% 2023	1,610	1,487
Corporate Risk Holdings LLC 9.50% 2019[4]	4,059	3,633
Corporate Risk Holdings LLC 13.50% 2020[4,7,8]	524	514
Costa Rica (Republic of) 4.25% 2023	2,530	2,226
Costa Rica (Republic of) 4.375% 2025	400	338
Credit Agricole SA 4.375% 2025[4]	9,875	9,581
Credit Suisse Group AG 3.80% 2022[4]	2,500	2,503
Crescent Resources 10.25% 2017[4]	700	703
CRH America, Inc. 3.875% 2025[4]	3,000	2,987
CRH America, Inc. 5.125% 2045[4]	3,000	3,013
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-3, 5.311% 2039[1]	6,740	6,815
CS First Boston Mortgage Securities Corp., Series 2006-C4, Class A1A, 5.46% 2039[1]	5,217	5,317
CS First Boston Mortgage Securities Corp., Series 2007-C5, Class A4, 5.695% 2040[1,2]	2,883	2,981
CS First Boston Mortgage Securities Corp., Series 2007-C2, Class A-M, 5.604% 2049[1,2]	840	868
CVS Caremark Corp. 1.90% 2018	1,900	1,900
CVS Caremark Corp. 2.80% 2020	1,900	1,911
CVS Caremark Corp. 3.50% 2022	1,900	1,937
CVS Caremark Corp. 3.875% 2025	7,310	7,476
CVS Caremark Corp. 4.875% 2035	810	839
CVS Caremark Corp. 5.125% 2045	3,700	3,913
DAE Aviation Holdings, Inc. 10.00% 2023[4]	1,605	1,601
DaimlerChrysler North America Holding Corp. 2.40% 2017[4]	2,500	2,514
DaimlerChrysler North America Holding Corp. 2.375% 2018[4]	4,000	4,008
DaimlerChrysler North America Holding Corp. 2.25% 2020[4]	11,700	11,445
DaimlerChrysler North America Holding Corp. 2.875% 2021[4]	9,950	9,823
DaimlerChrysler North America Holding Corp. 3.25% 2024[4]	1,135	1,108
DaimlerChrysler North America Holding Corp. 3.30% 2025[4]	2,000	1,942
DaimlerChrysler North America Holding Corp. 8.50% 2031	7,850	11,401
DaVita HealthCare Partners Inc. 5.00% 2025	2,635	2,549
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[1,4]	1,012	1,015
DBUBS Mortgage Trust, Series 2011-LC1A, Class A3, 5.002% 2046[1,4]	1,500	1,657
DCP Midstream Operating LP 4.95% 2022	525	431
DCT Industrial Trust Inc. 4.50% 2023	3,135	3,142
DDR Corp. 3.625% 2025	1,770	1,674
Denbury Resources Inc. 4.625% 2023	4,825	1,577
Deutsche Telekom International Finance BV 3.125% 2016[4]	2,715	2,730
Deutsche Telekom International Finance BV 9.25% 2032	11,340	16,671
Developers Diversified Realty Corp. 9.625% 2016	1,025	1,041
Capital World Bond Fund — Page 9 of 28

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Developers Diversified Realty Corp. 7.50% 2017	$3,260	$3,474
Developers Diversified Realty Corp. 4.75% 2018	475	497
Developers Diversified Realty Corp. 7.875% 2020	4,170	4,996
Devon Energy Corp. 3.25% 2022	810	690
Devon Energy Corp. 5.00% 2045	1,000	760
Diamond Offshore Drilling, Inc. 4.875% 2043	7,180	4,386
Digicel Group Ltd. 8.25% 2020[4]	11,075	9,192
Digicel Group Ltd. 6.00% 2021[4]	4,775	4,047
Digicel Group Ltd. 7.125% 2022[4]	2,175	1,642
Discover Card Execution Note Trust, Series 2015-A-1, Class A-1, 0.547% 2020[1,2]	18,990	18,960
DJO Finance LLC 10.75% 2020[4]	2,795	2,543
DJO Finco Inc. 8.125% 2021[4]	5,335	4,748
Dominican Republic 7.50% 2021[1,4]	4,000	4,300
Dominican Republic 5.50% 2025[4]	6,500	6,289
Dominican Republic 8.625% 2027[1,4]	1,000	1,167
Dominican Republic 6.85% 2045[4]	2,555	2,421
Dominion Gas Holdings LLC 2.50% 2019	5,105	5,103
Dominion Gas Holdings LLC 3.60% 2024	710	704
Duke Energy Corp. 3.75% 2024	2,350	2,387
Dynegy Finance Inc. 7.375% 2022	1,380	1,207
Dynegy Finance Inc. 7.625% 2024	3,315	2,850
Ecopetrol SA 5.375% 2026	1,020	871
Ecopetrol SA 5.875% 2045	7,038	5,032
EDP Finance BV 6.00% 2018[4]	4,000	4,212
EDP Finance BV 4.125% 2020[4]	3,000	3,014
EDP Finance BV 5.25% 2021[4]	2,500	2,590
Electricité de France SA 1.15% 2017[4]	2,000	1,995
Electricité de France SA 4.60% 2020[4]	700	755
Electricité de France SA 3.625% 2025[4]	10,420	10,212
Electricité de France SA 4.75% 2035[4]	2,000	1,983
Electricité de France SA 6.95% 2039[4]	1,325	1,633
Electricité de France SA 4.875% 2044[4]	9,060	8,699
Electricité de France SA 5.25% (undated)[4]	3,150	2,973
EMD Finance LLC 2.40% 2020[4]	8,870	8,644
EMD Finance LLC 2.95% 2022[4]	4,745	4,588
EMD Finance LLC 3.25% 2025[4]	15,675	14,881
Empresa Nacional de Electricidad SA 4.25% 2024	2,100	2,082
ENA Norte Trust 4.95% 2028[1,4]	6,517	6,713
Enbridge Energy Partners, LP 9.875% 2019	3,250	3,704
Enbridge Energy Partners, LP 4.375% 2020	2,285	2,232
Enbridge Energy Partners, LP 5.20% 2020	7,335	7,439
Enbridge Energy Partners, LP 5.875% 2025	3,770	3,640
Enbridge Energy Partners, LP 7.375% 2045	4,210	4,045
Enbridge Energy Partners, LP, Series B, 6.50% 2018	5,320	5,577
Enbridge Inc. 4.00% 2023	7,750	6,868
Enbridge Inc. 4.50% 2044	1,450	991
Endo Pharmaceuticals Holdings Inc. 5.75% 2022[4]	2,200	2,145
Enel Finance International SA 6.00% 2039[4]	4,740	5,318
Enel Società per Azioni 8.75% 2073[4]	10,000	11,437
Energy Transfer Partners, LP 5.875% 2024	2,575	2,111
Energy Transfer Partners, LP 4.75% 2026	2,100	1,811
Energy Transfer Partners, LP 5.50% 2027	1,000	765
Energy Transfer Partners, LP 6.125% 2045	600	490
EnLink Midstream Partners, LP 2.70% 2019	495	452
EnLink Midstream Partners, LP 4.40% 2024	845	670
Capital World Bond Fund — Page 10 of 28

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
EnLink Midstream Partners, LP 4.15% 2025	$1,135	$875
EnLink Midstream Partners, LP 5.05% 2045	1,410	877
Ensco PLC 5.20% 2025	670	478
Ensco PLC 5.75% 2044	2,570	1,698
Enterprise Products Operating LLC 3.90% 2024	1,880	1,758
Enterprise Products Operating LLC 3.70% 2026	85	76
Enterprise Products Operating LLC 4.85% 2044	2,620	2,127
EP Energy Corp. 9.375% 2020	1,575	1,012
EP Energy Corp. 6.375% 2023	1,075	543
EPR Properties 4.50% 2025	2,110	2,011
EQTY 2014-INNS Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2014-A, 1.045% 2031[1,2,4]	8,162	8,064
Essex Portfolio L.P. 3.625% 2022	1,420	1,420
Essex Portfolio L.P. 3.25% 2023	2,870	2,789
Essex Portfolio L.P. 3.875% 2024	3,360	3,363
Essex Portfolio L.P. 3.50% 2025	9,715	9,365
Ethiopia (Republic of) 6.625% 2024	5,455	4,896
Ethiopia (Republic of) 6.625% 2024[4]	2,780	2,495
Euramax International, Inc. 12.00% 2020[4]	3,725	3,390
Express Scripts Inc. 3.125% 2016	10,250	10,319
Exxon Mobil Corp. 2.709% 2025	820	803
Fannie Mae 5.50% 2033[1]	1,930	2,159
Fannie Mae 6.00% 2035[1]	127	144
Fannie Mae 5.50% 2038[1]	1,817	2,039
Fannie Mae 4.00% 2041[1]	619	656
Fannie Mae 4.00% 2043[1]	1,991	2,128
Fannie Mae 4.00% 2043[1]	1,017	1,089
Fannie Mae 4.00% 2043[1]	981	1,044
Fannie Mae 3.50% 2046[1,9]	9,000	9,283
Fannie Mae 4.00% 2046[1,9]	40,150	42,478
Fannie Mae 6.50% 2047[1]	75	84
Fannie Mae 6.50% 2047[1]	74	82
Fannie Mae 6.50% 2047[1]	39	44
Fannie Mae 7.00% 2047[1]	53	60
Fannie Mae 6.50% 2048[1]	78	87
Fannie Mae, Series 2012-M17, Class A2, multifamily 2.184% 2022[1]	7,000	6,828
Fannie Mae, Series 2012-M9, Class A2, multifamily 2.482% 2022[1]	6,989	6,974
Fannie Mae, Series 2001-4, Class GA, 9.393% 2025[1,2]	2	2
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036[1]	924	826
First Data Corp. 5.375% 2023[4]	2,300	2,317
First Data Corp. 7.00% 2023[4]	8,275	8,296
First Quantum Minerals Ltd. 6.75% 2020[4]	8,267	5,374
First Quantum Minerals Ltd. 7.00% 2021[4]	12,017	7,601
First Quantum Minerals Ltd. 7.25% 2022[4]	625	394
FMG Resources 9.75% 2022[4]	12,350	11,362
Ford Motor Credit Co. 2.375% 2019	15,325	15,123
Ford Motor Credit Co. 2.597% 2019	8,485	8,339
Ford Motor Credit Co. 3.20% 2021	2,000	1,989
France Télécom 9.00% 2031	11,336	16,037
Freddie Mac 6.00% 2038[1]	92	104
Freddie Mac 4.00% 2043[1]	1,877	1,995
Freddie Mac 4.00% 2043[1]	1,096	1,167
Freddie Mac 4.00% 2043[1]	1,072	1,141
Freddie Mac, Series K711, Class A2, multifamily 1.73% 2019[1]	3,500	3,480
Freddie Mac, Series K710, Class A2, multifamily 1.883% 2019[1]	2,692	2,689
Capital World Bond Fund — Page 11 of 28

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Freddie Mac, Series K019, Class A2, multifamily 2.272% 2022[1]	$2,750	$2,724
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022[1]	3,220	3,202
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[1]	1,678	1,502
Freddie Mac, Series 3292, Class BO, principal only, 0% 2037[1]	249	218
Freeport-McMoRan Copper & Gold Inc. 3.55% 2022	3,895	2,279
Freescale Semiconductor, Inc. 6.00% 2022[4]	4,400	4,620
Frontier Communications Corp. 8.125% 2018	2,800	2,901
Frontier Communications Corp. 10.50% 2022[4]	3,325	3,313
Frontier Communications Corp. 11.00% 2025[4]	6,625	6,575
Gannett Co., Inc. 4.875% 2021[4]	635	638
Gardner Denver, Inc. 6.875% 2021[4]	1,550	1,193
Gazprom OJSC 5.999% 2021[4]	3,900	3,899
General Electric Co. 2.70% 2022	340	339
General Motors Financial Co. 3.70% 2020	2,725	2,737
Genesis Energy, LP 6.75% 2022	2,100	1,795
Georgia Gulf Corp. 4.625% 2021	2,300	2,125
Ghana (Republic of) 7.875% 2023	1,940	1,539
Ghana (Republic of) 7.875% 2023[4]	645	512
Ghana (Republic of) 8.125% 2026[1]	5,635	4,423
Gilead Sciences, Inc. 3.05% 2016	585	595
Gilead Sciences, Inc. 1.85% 2018	2,765	2,779
Gilead Sciences, Inc. 2.55% 2020	4,626	4,629
Gilead Sciences, Inc. 3.25% 2022	1,610	1,623
Gilead Sciences, Inc. 3.50% 2025	14,390	14,528
Gilead Sciences, Inc. 3.65% 2026	3,640	3,677
Gilead Sciences, Inc. 4.80% 2044	940	945
Gilead Sciences, Inc. 4.50% 2045	1,610	1,579
Goldman Sachs Group, Inc. 1.035% 2016[2]	125	125
Goldman Sachs Group, Inc. 1.312% 2017[2]	688	689
Goldman Sachs Group, Inc. 2.55% 2019	8,295	8,301
Goldman Sachs Group, Inc. 1.712% 2020[2]	300	301
Goldman Sachs Group, Inc. 3.85% 2024	8,462	8,655
Goldman Sachs Group, Inc. 3.50% 2025	12,900	12,713
Goldman Sachs Group, Inc. 4.75% 2045	12,205	12,169
Goldman Sachs Group, Inc. 5.15% 2045	500	487
Goldman Sachs Group, Inc., subordinated, 4.25% 2025	2,550	2,537
Government National Mortgage Assn. 4.00% 2045[1]	24,031	25,539
Government National Mortgage Assn. 4.50% 2045[1]	44,270	47,663
Government National Mortgage Assn. 4.50% 2045[1]	25,981	27,964
Government National Mortgage Assn. 4.50% 2045[1]	10,592	11,385
Government National Mortgage Assn. 3.50% 2046[1,9]	144,600	150,701
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 5.826% 2038[1,2]	2,715	2,728
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-1-A, 6.021% 2038[1,2]	856	862
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-1-A, 5.426% 2039[1]	5,893	6,053
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039[1]	10,338	10,576
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-1-A, 5.704% 2049[1]	8,059	8,446
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-M, 5.867% 2049[1,2]	4,945	5,143
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A-1-A, 5.988% 2045[1,2]	1,328	1,382
Halliburton Co. 3.375% 2022	4,285	4,221
Halliburton Co. 3.80% 2025	4,015	3,917
Halliburton Co. 4.85% 2035	390	384
Halliburton Co. 5.00% 2045	650	644
Hardwoods Acquisition Inc 7.50% 2021[4]	2,700	2,241
Harris Corp. 1.999% 2018	3,100	3,067
Harris Corp. 2.70% 2020	680	668
Capital World Bond Fund — Page 12 of 28

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Harris Corp. 3.832% 2025	$460	$454
Harris Corp. 4.854% 2035	2,535	2,502
Harris Corp. 5.054% 2045	2,820	2,772
Hawker Beechcraft Acquisition Co., LLC, Goldman Sachs Group, Inc. LOC, 0.102% 2016[1,2,5,6,8]	9	1
HBOS PLC 6.75% 2018[4]	1,490	1,629
HCA Inc. 3.75% 2019	1,974	1,994
HD Supply, Inc. 7.50% 2020	4,550	4,755
HD Supply, Inc. 5.25% 2021[4]	3,550	3,634
HDTFS Inc. 5.875% 2020	1,775	1,839
HealthSouth Corp. 5.75% 2024[4]	950	911
HealthSouth Corp. 5.75% 2025[4]	1,670	1,561
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[1,4]	17,610	17,467
Hilton USA Trust, Series 2013-HLF, AFX, 2.662% 2030[1,4]	15,106	15,069
Holcim Ltd. 6.00% 2019[4]	3,222	3,577
Holcim Ltd. 5.15% 2023[4]	8,230	8,823
Hospitality Properties Trust 6.30% 2016	1,000	1,003
Hospitality Properties Trust 6.70% 2018	7,580	8,022
Hospitality Properties Trust 5.00% 2022	250	257
Hospitality Properties Trust 4.50% 2023	690	688
Hospitality Properties Trust 4.50% 2025	935	899
Host Hotels & Resorts LP 4.50% 2026	175	173
HSBC Bank PLC 4.75% 2021[4]	650	716
HSBC Holdings PLC 4.125% 2020[4]	3,295	3,512
HSBC Holdings PLC 4.00% 2022	14,680	15,428
HSBC Holdings PLC 4.25% 2025	1,630	1,621
Humana Inc. 3.85% 2024	4,000	4,036
Humana Inc. 4.95% 2044	4,000	3,989
Hungarian Government 4.125% 2018	5,040	5,280
Hungarian Government 4.00% 2019	29,300	30,573
Hungarian Government 6.25% 2020	3,590	4,022
Hungarian Government 5.375% 2023	2,040	2,236
Hungarian Government 5.375% 2024	41,750	45,821
Hungarian Government 7.625% 2041	20,768	28,179
Huntsman International LLC 4.875% 2020	2,050	1,881
Hyundai Capital America 3.00% 2020[4]	2,000	1,993
Hyundai Capital Services Inc. 2.625% 2020[4]	2,375	2,341
Iberdrola Finance Ireland 5.00% 2019[4]	5,000	5,402
Icahn Enterprises Finance Corp. 3.50% 2017	4,325	4,357
iHeartCommunications, Inc. 10.625% 2023	1,965	1,371
Imperial Tobacco Finance PLC 3.50% 2023[4]	9,050	8,882
Indonesia (Republic of) 11.625% 2019	4,100	5,159
Indonesia (Republic of) 4.875% 2021	4,300	4,470
Indonesia (Republic of) 3.75% 2022	15,795	15,189
Indonesia (Republic of) 3.375% 2023	2,600	2,422
Indonesia (Republic of) 4.125% 2025	7,500	7,207
Indonesia (Republic of) 6.75% 2044	2,125	2,283
Indonesia (Republic of) 6.75% 2044[4]	925	994
Intelsat Jackson Holding Co. 7.25% 2019	2,625	2,422
Intelsat Jackson Holding Co. 7.25% 2020	4,150	3,631
Intelsat Jackson Holding Co. 6.625% 2022	9,175	5,895
Intercontinentalexchange, Inc. 2.75% 2020	1,885	1,887
Intercontinentalexchange, Inc. 3.75% 2025	2,220	2,230
International Paper Co. 7.30% 2039	1,410	1,611
Intesa Sanpaolo SpA 5.017% 2024[4]	22,455	22,141
inVentiv Health Inc., Term Loan B4, 7.75% 2018[1,2,6]	3,040	2,999
Capital World Bond Fund — Page 13 of 28

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
inVentiv Health Inc. 9.00% 2018[4]	$11,565	$11,883
inVentiv Health Inc. 10.00% 2018	1,994	1,904
inVentiv Health Inc. 10.00% 2018	1,637	1,629
inVentiv Health Inc. 12.00% 2018[4,7]	1,549	1,406
Ivory Coast Governement 5.75% 2032[1]	4,315	3,860
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A-1-A, 5.811% 2043[1,2]	596	601
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A-4, 5.814% 2043[1,2]	1,075	1,076
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB-16, Class A1A, 5.546% 2045[1]	1,994	2,019
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 5.911% 2045[1,2]	2,647	2,658
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A-1-A, 5.431% 2047[1,2]	6,638	6,790
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A-1-A, 5.439% 2049[1]	6,734	6,946
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.695% 2049[1,2]	10,733	11,080
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-1-A, 5.883% 2049[1,2]	8,743	9,126
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class A-4, 5.716% 2051[1]	2,951	3,086
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A-1-A, 5.85% 2051[1,2]	2,450	2,567
JMC Steel Group Inc. 8.25% 2018[4]	7,875	5,257
JPMorgan Chase & Co. 1.027% 2016[2]	88	88
JPMorgan Chase & Co. 2.25% 2020	6,695	6,593
JPMorgan Chase & Co. 2.55% 2020	8,460	8,390
JPMorgan Chase & Co. 3.25% 2022	19,791	19,938
JPMorgan Chase & Co. 3.125% 2025	3,995	3,891
JPMorgan Chase & Co. 3.90% 2025	11,958	12,330
Kenya (Rebulic of) 5.875% 2019[4]	600	569
Kenya (Republic of) 6.875% 2024[4]	17,740	15,611
Kenya (Republic of) 6.875% 2024	1,450	1,276
Kimco Realty Corp. 5.70% 2017	500	526
Kimco Realty Corp. 4.30% 2018	500	522
Kimco Realty Corp. 6.875% 2019	6,875	7,904
Kimco Realty Corp. 3.40% 2022	985	978
Kinder Morgan Energy Partners, LP 2.65% 2019	670	620
Kinder Morgan Energy Partners, LP 3.50% 2021	3,960	3,550
Kinder Morgan Energy Partners, LP 3.45% 2023	7,500	6,240
Kinder Morgan Energy Partners, LP 3.50% 2023	4,490	3,731
Kinder Morgan Energy Partners, LP 4.15% 2024	7,160	6,191
Kinder Morgan Energy Partners, LP 4.25% 2024	1,360	1,160
Kinder Morgan Energy Partners, LP 5.50% 2044	12,650	9,897
Kinder Morgan, Inc. 4.30% 2025	12,245	10,605
Kinder Morgan, Inc. 5.55% 2045	7,850	6,149
Kindred Healthcare, Inc. 8.00% 2020	925	870
Kinetic Concepts, Inc. 10.50% 2018	8,070	7,888
Kinetic Concepts, Inc. 12.50% 2019	10,010	9,134
Kingdom of Jordan 6.125% 2026[4]	325	332
KLX Inc. 5.875% 2022[4]	2,180	2,082
Korea Development Bank 2.875% 2018	3,360	3,422
Korea Housing Finance Corp. 2.50% 2020[1,4]	10,700	10,703
Kraft Foods Inc. 2.25% 2017	1,590	1,602
Kroger Co. 6.80% 2018	1,000	1,124
Laboratory Corporation of America Holdings 3.60% 2025	3,875	3,747
Latvia (Republic of) 5.25% 2021	9,000	10,238
LB Commercial Mortgage Trust, Series 2007-C3, Class A-1-A, multifamily 6.052% 2044[1,2]	347	359
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-3, 5.43% 2040[1]	2,843	2,920
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A-M, 6.114% 2040[1,2]	460	481
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A-M, 6.156% 2045[1,2]	2,110	2,260
Leucadia National Corp. 5.50% 2023	1,375	1,345
LightSquared, Term Loan, 9.75% 2020[1,2,6]	15,140	14,080
Capital World Bond Fund — Page 14 of 28

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Lima Metro Line Finance Ltd. 5.875% 2034[1,4]	$9,385	$9,150
Limited Brands, Inc. 6.875% 2035[4]	1,625	1,676
Lithuania (Republic of) 7.375% 2020	11,200	13,272
Lithuania (Republic of) 6.625% 2022[4]	2,000	2,396
Lockheed Martin Corp. 1.85% 2018	625	624
Lockheed Martin Corp. 2.50% 2020	940	938
Lockheed Martin Corp. 3.10% 2023	955	956
Lockheed Martin Corp. 3.55% 2026	1,960	1,974
Macy’s Retail Holdings, Inc. 4.375% 2023	2,550	2,545
Mallinckrodt PLC 4.875% 2020[4]	3,410	3,299
Mallinckrodt PLC 5.75% 2022[4]	614	593
Marks and Spencer Group PLC 6.25% 2017[4]	4,500	4,814
McClatchy Co. 9.00% 2022	5,200	4,647
McDonald’s Corp. 3.70% 2026	2,860	2,864
McDonald’s Corp. 4.70% 2035	1,245	1,244
McDonald’s Corp. 4.875% 2045	1,925	1,943
McKesson Corp. 3.25% 2016	740	743
McKesson Corp. 2.284% 2019	4,610	4,596
McKesson Corp. 3.796% 2024	1,495	1,506
Mediacom Broadband LLC and Mediacom Broadband Corp. 5.50% 2021	3,000	2,899
Mediacom Broadband LLC and Mediacom Broadband Corp. 6.375% 2023	5,000	4,912
Mediacom LLC and Mediacom Capital Corp. 7.25% 2022	5,000	5,069
Medtronic, Inc. 2.50% 2020	6,460	6,511
Medtronic, Inc. 3.50% 2025	32,540	32,964
Medtronic, Inc. 4.625% 2045	3,000	3,101
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A-4, 5.837% 2050[1,2]	1,950	2,014
Metlife, Inc. 3.60% 2025	2,055	2,073
MetroPCS Wireless, Inc. 6.25% 2021	5,475	5,667
MetroPCS Wireless, Inc. 6.625% 2023	3,325	3,400
MidAmerican Energy Co. 4.40% 2044	1,063	1,078
Mitsubishi UFJ Trust & Banking Corp. 2.65% 2020[4]	4,250	4,250
Mizuho Bank Ltd. 2.15% 2018[4]	2,000	1,994
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A-3, 5.877% 2049[1,2]	890	928
Molina Healthcare, Inc. 5.375% 2022[4]	935	937
Morgan Stanley 2.80% 2020	14,675	14,743
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A1A, 5.319% 2043[1]	3,279	3,346
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class A-M, 5.406% 2044[1]	965	991
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A-4, 5.917% 2049[1,2]	225	234
Morocco Government 4.25% 2022	5,700	5,627
Morocco Government 4.25% 2022[4]	2,500	2,468
Morocco Government 5.50% 2042	10,000	9,737
Morocco Government 5.50% 2042[4]	1,500	1,461
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	3,250	3,967
Navios Maritime Acquisition Corp. and Navios Acquisition Finance (US) Inc. 8.125% 2021[4]	2,775	2,432
Navios Maritime Holdings Inc. 7.375% 2022[4]	10,900	5,491
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	500	218
NBC Universal Enterprise, Inc. 1.006% 2018[2,4]	5,785	5,779
NBC Universal Enterprise, Inc. 5.25% (undated)[4]	2,335	2,481
Needle Merger Sub Corp. 8.125% 2019[4]	3,065	2,467
Neiman Marcus Group LTD Inc. 8.00% 2021[4]	3,925	2,924
NGL Energy Partners LP 6.875% 2021	2,175	1,642
NGPL PipeCo LLC 7.119% 2017[4]	1,500	1,402
NGPL PipeCo LLC 9.625% 2019[4]	6,900	6,486
Niagara Mohawk Power Corp. 3.508% 2024[4]	2,715	2,730
Niagara Mohawk Power Corp. 4.278% 2034[4]	6,560	6,454
Capital World Bond Fund — Page 15 of 28

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Nielsen Finance LLC and Nielsen Finance Co. 5.50% 2021[4]	$2,925	$3,009
Nigeria (Republic of) 5.125% 2018[4]	3,400	3,251
Nigeria (Republic of) 6.75% 2021	1,610	1,501
Nigeria (Republic of) 6.375% 2023	18,680	16,532
Nigeria (Republic of) 6.375% 2023[4]	1,425	1,261
Noble Corp PLC 4.00% 2018	140	127
Noble Corp PLC 5.95% 2025	2,230	1,541
Noble Corp PLC 6.95% 2045	3,170	2,033
Nordea Bank AB 1.625% 2018[4]	2,145	2,134
Nordea Bank AB 4.875% 2021[4]	3,675	3,971
Nordea Bank AB 4.25% 2022[4]	10,050	10,314
Nortek Inc. 8.50% 2021	6,075	6,334
NRG Energy, Inc. 6.25% 2022	2,000	1,745
Numericable Group SA 4.875% 2019[4]	11,450	11,378
Oasis Petroleum Inc. 6.875% 2022	2,675	1,725
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 2021[1,4]	5,495	2,033
Odebrecht Offshore Drilling Finance Ltd. 6.75% 2022[1,4]	4,369	1,049
Oracle Corp. 3.40% 2024	2,725	2,772
Ortho-Clinical Diagnostics Inc., Term Loan B, 4.75% 2021[1,2,6]	2,850	2,433
Owens-Illinois, Inc. 6.375% 2025[4]	1,030	1,060
Pacific Gas and Electric Co. 3.25% 2023	2,565	2,576
Pacific Gas and Electric Co. 3.85% 2023	1,335	1,390
Pacific Gas and Electric Co. 3.75% 2042	2,840	2,541
Pacific Gas and Electric Co. 4.25% 2046	9,100	8,847
PacifiCorp. 3.35% 2025	3,230	3,262
Pakistan (Republic of) 8.25% 2025[4]	3,930	4,013
Pakistan (Republic of) 8.25% 2025	2,745	2,803
PDC Energy Inc. 7.75% 2022	2,850	2,750
Peabody Energy Corp. 6.00% 2018	22,723	4,317
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	3,885	3,492
Pernod Ricard SA 4.45% 2022[4]	10,465	10,867
Peru (Republic of) 4.125% 2027	6,710	6,609
Peru (Republic of) 5.625% 2050	1,665	1,702
Petrobras Global Finance Co. 6.85% 2115	14,945	9,752
Petrobras International Finance Co. 3.875% 2016	2,660	2,653
Petrobras International Finance Co. 6.75% 2041	250	161
Petróleos Mexicanos 3.50% 2018	1,500	1,492
Petróleos Mexicanos 8.00% 2019	2,495	2,753
Petróleos Mexicanos 5.50% 2021	1,070	1,082
Petróleos Mexicanos 4.875% 2022	5,665	5,467
Petróleos Mexicanos 4.50% 2026[4]	3,000	2,643
Petróleos Mexicanos 6.50% 2041	2,470	2,148
Petróleos Mexicanos 5.50% 2044	3,270	2,477
Petróleos Mexicanos 5.50% 2044[4]	2,250	1,704
Petróleos Mexicanos 6.375% 2045	7,000	5,960
Petróleos Mexicanos 5.625% 2046[4]	6,225	4,787
Pfizer Inc. 7.20% 2039	637	879
Philip Morris International Inc. 4.25% 2044	10,125	9,805
Phillips 66 Partners LP 3.605% 2025	275	242
Phillips 66 Partners LP 4.68% 2045	565	419
Pioneer Natural Resources Co. 3.45% 2021	350	324
Pioneer Natural Resources Co. 4.45% 2026	770	695
Ply Gem Industries, Inc. 6.50% 2022	4,550	4,180
Ply Gem Industries, Inc. 6.50% 2022	3,025	2,738
PNC Bank 2.40% 2019	8,000	8,036
Capital World Bond Fund — Page 16 of 28

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
PNC Bank 2.30% 2020	$3,820	$3,789
PNC Bank 2.45% 2020	975	972
PNC Bank 2.60% 2020	1,250	1,251
PNC Financial Services Group, Inc. 3.90% 2024	3,975	4,079
PNC Funding Corp. 3.30% 2022	4,000	4,099
PRA Holdings, Inc. 9.50% 2023[4]	1,953	2,134
Progress Energy, Inc. 7.05% 2019	4,380	4,973
Progress Energy, Inc. 7.75% 2031	1,990	2,570
Prologis, Inc. 3.35% 2021	1,100	1,115
Prologis, Inc. 4.25% 2023	10,295	10,851
Prologis, Inc. 3.75% 2025	3,500	3,479
Province of Buenos Aires 10.875% 2021[1]	200	212
Puget Sound Energy, Inc., First Lien, 6.50% 2020	1,475	1,692
Puget Sound Energy, Inc., First Lien, 6.00% 2021	4,629	5,223
Puget Sound Energy, Inc., First Lien, 5.625% 2022	2,120	2,356
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2019[1,4]	3,345	2,308
QGOG Constellation SA 6.25% 2019[4]	5,350	2,421
Qorvo, Inc. 7.00% 2025[4]	775	800
Quintiles Transnational Corp. 4.875% 2023[4]	770	778
R.R. Donnelley & Sons Co. 7.625% 2020	250	258
R.R. Donnelley & Sons Co. 7.875% 2021	5,175	5,370
R.R. Donnelley & Sons Co. 6.50% 2023	4,525	4,203
Rabobank Nederland 4.625% 2023	12,180	12,722
Rabobank Nederland 4.375% 2025	2,725	2,777
Ras Laffan Liquefied Natural Gas III 5.838% 2027[1,4]	8,000	8,838
Rayonier Advanced Materials Inc. 5.50% 2024[4]	1,220	970
RCI Banque 3.50% 2018[4]	9,000	9,180
Realogy Corp. 5.25% 2021[4]	1,125	1,157
Realogy Corp., Barclays PLC LOC, 4.40% 2016[1,2,6]	52	51
Republic of Honduras 8.75% 2020	6,130	6,804
Reynolds American Inc. 2.30% 2018	1,020	1,027
Reynolds American Inc. 3.25% 2020	2,830	2,879
Reynolds American Inc. 4.00% 2022	4,050	4,219
Reynolds American Inc. 4.45% 2025	19,285	20,218
Reynolds American Inc. 5.70% 2035	455	500
Reynolds American Inc. 6.15% 2043	3,750	4,265
Reynolds American Inc. 5.85% 2045	2,845	3,172
Reynolds Group Inc. 5.75% 2020	12,895	13,149
Rice Energy Inc. 6.25% 2022	6,175	4,477
Rice Energy Inc. 7.25% 2023[4]	375	276
Roche Holdings, Inc. 2.25% 2019[4]	6,500	6,540
Roche Holdings, Inc. 2.875% 2021[4]	5,750	5,832
Roche Holdings, Inc. 3.35% 2024[4]	8,475	8,688
Ryerson Inc. 9.00% 2017	1,625	1,259
Ryerson Inc. 11.25% 2018	1,925	1,444
Sabine Pass Liquefaction, LLC 5.625% 2021	7,150	6,614
Sabine Pass Liquefaction, LLC 5.75% 2024	200	175
Sabine Pass Liquefaction, LLC 5.625% 2025[4]	1,850	1,572
Sable International Finance Ltd. 6.875% 2022[4]	625	606
SABMiller Holdings Inc. 4.95% 2042[4]	1,645	1,674
SandRidge Energy, Inc. 7.50% 2023	3,125	355
Scentre Group 2.375% 2021[4]	1,425	1,370
Scentre Group 3.25% 2025[4]	1,395	1,312
Scentre Group 3.50% 2025[4]	5,865	5,703
Schlumberger BV 3.00% 2020[4]	700	692
Capital World Bond Fund — Page 17 of 28

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Schlumberger BV 3.625% 2022[4]	$815	$807
Schlumberger BV 4.00% 2025[4]	9,800	9,695
Scottish Power PLC 5.81% 2025	2,500	2,856
Select Income REIT 4.15% 2022	1,815	1,744
Select Income REIT 4.50% 2025	540	503
Seven Generations Energy Ltd. 6.75% 2023[4]	2,551	2,156
Shell International Finance BV 3.25% 2025	825	807
Siemens AG 4.40% 2045[4]	5,000	5,128
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[4]	5,890	4,270
Simon Property Group, LP 10.35% 2019	2,975	3,652
Skandinaviska Enskilda 2.45% 2020[4]	2,300	2,289
Slovenia (Republic of) 4.75% 2018[4]	1,215	1,293
Slovenia (Republic of) 4.375% 2022[4]	2,500	2,781
Slovenia (Republic of) 5.50% 2022	46,940	52,570
Slovenia (Republic of) 5.50% 2022[4]	1,600	1,792
Slovenia (Republic of) 5.85% 2023	34,145	38,968
Slovenia (Republic of) 5.25% 2024	4,160	4,599
SM Energy Co. 5.625% 2025	2,425	1,607
SoftBank Corp. 4.50% 2020[4]	2,850	2,843
Sotheby’s Holdings, Inc. 5.25% 2022[4]	1,350	1,235
South Africa (Republic of) 5.50% 2020	13,200	13,582
South Korean Government 7.125% 2019	3,580	4,153
Southwestern Energy Co. 4.95% 2025	1,950	1,231
Sprint Nextel Corp. 7.25% 2021	4,575	3,420
Sprint Nextel Corp. 7.875% 2023	4,500	3,391
Standard Chartered PLC 3.20% 2016[4]	3,365	3,389
State of Qatar 4.50% 2022[4]	3,500	3,842
Statoil ASA 2.75% 2021	465	463
Statoil ASA 3.25% 2024	1,000	983
Statoil ASA 3.70% 2024	6,325	6,423
Statoil ASA 4.25% 2041	1,500	1,419
Targa Resources Corp. 4.125% 2019	1,850	1,549
Targa Resources Partners LP 6.75% 2024[4]	950	812
TC PipeLines, LP 4.375% 2025	1,405	1,236
Teco Finance, Inc. 5.15% 2020	270	290
Teekay Corp. 8.50% 2020	5,750	3,910
Teekay Corp. 8.50% 2020[4]	3,295	2,241
Tenet Healthcare Corp., First Lien, 4.75% 2020	1,450	1,464
Tenet Healthcare Corp., First Lien, 4.50% 2021	9,950	9,751
Tennessee Valley Authority 5.88% 2036	2,250	2,918
Tennessee Valley Authority 5.25% 2039	6,000	7,215
Tesoro Logistics LP 5.50% 2019[4]	925	902
The Export-Import Bank of Korea 5.125% 2020	1,920	2,124
Thermo Fisher Scientific Inc. 2.40% 2019	1,725	1,726
Thermo Fisher Scientific Inc. 4.15% 2024	3,030	3,154
Thomson Reuters Corp. 1.65% 2017	4,605	4,584
Thomson Reuters Corp. 4.30% 2023	4,250	4,350
Thomson Reuters Corp. 5.65% 2043	2,980	3,126
TI Automotive Ltd. 8.75% 2023[4]	885	821
T-Mobile US, Inc. 6.731% 2022	1,100	1,150
T-Mobile US, Inc. 6.50% 2026	1,950	1,973
Total Capital International 1.55% 2017	1,800	1,805
Total Capital International 2.875% 2022	1,115	1,110
Toyota Motor Credit Corp. 1.45% 2018	750	749
Toyota Motor Credit Corp. 2.15% 2020	3,500	3,503
Capital World Bond Fund — Page 18 of 28

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
TransCanada PipeLines Ltd. 6.50% 2018	$5,000	$5,459
TransCanada PipeLines Ltd. 7.125% 2019	3,035	3,384
TransCanada PipeLines Ltd. 7.625% 2039	2,000	2,459
TransCanada PipeLines Ltd., junior subordinated 5.625% 2075	650	603
Transocean Inc. 5.80% 2016	1,520	1,480
Transportadora de Gas Peru SA 4.25% 2028[1,4]	7,560	7,106
Turkey (Republic of) 4.557% 2018	9,200	9,454
Turkey (Republic of) 4.557% 2018[4]	5,065	5,205
Turkey (Republic of) 7.00% 2019	5,000	5,483
Turkey (Republic of) 6.25% 2022	5,785	6,299
Tyson Foods, Inc. 3.95% 2024	3,000	3,086
U.S. Treasury 0.625% 2016	22,100	22,071
U.S. Treasury 0.625% 2016	15,650	15,649
U.S. Treasury 0.875% 2017	36,450	36,380
U.S. Treasury 0.625% 2018	15,600	15,409
U.S. Treasury 0.75% 2018	11,733	11,625
U.S. Treasury 1.00% 2018	18,200	18,082
U.S. Treasury 1.25% 2018	29,900	29,874
U.S. Treasury 1.375% 2018	14,750	14,803
U.S. Treasury 1.50% 2018	105,650	106,409
U.S. Treasury 2.625% 2018	2,500	2,586
U.S. Treasury 1.00% 2019	78,500	77,234
U.S. Treasury 1.50% 2019	61,075	61,327
U.S. Treasury 1.50% 2019	1,950	1,945
U.S. Treasury 1.625% 2019[10]	143,350	144,050
U.S. Treasury 1.625% 2019	126,996	127,413
U.S. Treasury 1.625% 2019	81,150	81,708
U.S. Treasury 1.75% 2019	74,350	74,879
U.S. Treasury 1.125% 2020	128,100	125,273
U.S. Treasury 1.25% 2020	77,210	76,046
U.S. Treasury 1.25% 2020	41,075	40,419
U.S. Treasury 1.375% 2020	183,400	180,842
U.S. Treasury 1.375% 2020	52,150	51,268
U.S. Treasury 1.375% 2020	44,300	43,608
U.S. Treasury 1.375% 2020	24,500	24,076
U.S. Treasury 1.50% 2020	13,000	12,896
U.S. Treasury 1.625% 2020	30,850	30,676
U.S. Treasury 1.625% 2020	20,000	19,912
U.S. Treasury 1.625% 2020	4,030	4,015
U.S. Treasury 1.75% 2020	9,540	9,538
U.S. Treasury 2.00% 2020	8,300	8,393
U.S. Treasury 2.125% 2020	18,300	18,603
U.S. Treasury 2.00% 2021	1,100	1,103
U.S. Treasury 2.125% 2021	13,900	14,051
U.S. Treasury 8.00% 2021	6,750	9,019
U.S. Treasury 2.00% 2022	19,000	18,902
U.S. Treasury 2.125% 2022	6,300	6,334
U.S. Treasury 2.50% 2024	107,000	109,368
U.S. Treasury 2.25% 2025	17,251	17,217
U.S. Treasury 2.875% 2043	45,530	44,438
U.S. Treasury 3.00% 2044	12,300	12,268
U.S. Treasury 2.50% 2045	21,100	18,952
U.S. Treasury 2.875% 2045	19,438	18,897
U.S. Treasury 3.00% 2045	346,100	345,387
U.S. Treasury Inflation-Protected Security 0.125% 2020[3]	32,500	32,112
Capital World Bond Fund — Page 19 of 28

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.125% 2024[3]	$22,988	$21,854
U.S. Treasury Inflation-Protected Security 0.625% 2024[3]	177,500	175,632
U.S. Treasury Inflation-Protected Security 0.25% 2025[3]	85,375	81,535
U.S. Treasury Inflation-Protected Security 0.375% 2025[3]	105,961	102,643
U.S. Treasury Inflation-Protected Security 2.375% 2025[3]	6,940	7,897
U.S. Treasury Inflation-Protected Security 2.00% 2026[3]	4,194	4,665
U.S. Treasury Inflation-Protected Security 0.75% 2042[3]	3,158	2,779
U.S. Treasury Inflation-Protected Security 1.375% 2044[3]	41,800	42,590
U.S. Treasury Inflation-Protected Security 0.75% 2045[3]	5,232	4,569
United Mexican States Government Global 3.60% 2025	4,774	4,664
United Mexican States Government Global 4.75% 2044	13,780	12,588
United Mexican States Government Global, Series A, 5.125% 2020	8,272	9,037
United Mexican States Government Global, Series A, 4.00% 2023	6,500	6,601
UnitedHealth Group Inc. 1.90% 2018	2,630	2,639
UnitedHealth Group Inc. 2.70% 2020	2,330	2,357
UnitedHealth Group Inc. 3.35% 2022	1,770	1,812
UnitedHealth Group Inc. 3.75% 2025	2,160	2,231
UnitedHealth Group Inc. 4.625% 2035	1,030	1,071
UnitedHealth Group Inc. 4.75% 2045	1,720	1,814
State of California, Various Purpose G.O. Bonds, 6.20% 2019	18,700	21,515
State of California, Various Purpose G.O. Bonds, 7.30% 2039[1]	1,310	1,835
State of California, Various Purpose G.O. Bonds, 7.55% 2039	2,720	3,964
State of California, Various Purpose G.O. Bonds, 7.60% 2040	12,910	19,241
State of California, Various Purpose G.O. Bonds, 7.625% 2040	11,850	17,275
VEB Finance Ltd. 6.902% 2020[4]	6,600	6,699
Verizon Communications Inc. 5.15% 2023	17,860	19,667
Verizon Communications Inc. 4.272% 2036	22,828	20,672
Verizon Communications Inc. 4.522% 2048	17,288	15,521
Virgin Australia Holdings Ltd. 8.50% 2019[4]	1,025	1,030
Volkswagen Group of America Finance, LLC 2.45% 2019[4]	2,320	2,227
VPI Escrow Corp. 6.375% 2020[4]	6,910	6,703
VPI Escrow Corp. 7.50% 2021[4]	5,000	5,012
VRX Escrow Corp. 6.125% 2025[4]	2,970	2,658
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A-5, 5.342% 2043[1]	250	256
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A1A, 5.762% 2043[1,2]	6,077	6,126
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-5, 5.50% 2047[1]	900	926
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-M, 5.591% 2047[1,2]	1,270	1,317
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A-3, 5.713% 2049[1,2]	400	410
Walter Energy, Inc. 9.50% 2019[4,5]	6,825	1,774
WEA Finance LLC 1.75% 2017[4]	5,435	5,391
WEA Finance LLC 2.70% 2019[4]	9,285	9,219
WEA Finance LLC 3.25% 2020[4]	10,190	10,244
WEA Finance LLC 3.75% 2024[4]	4,480	4,464
Weatherford International PLC 4.50% 2022	2,385	1,720
Weatherford International PLC 6.75% 2040	910	643
WellPoint, Inc. 2.30% 2018	2,645	2,642
Wells Fargo & Co. 1.426% 2020[2]	2,410	2,419
Wells Fargo & Co. 2.55% 2020	3,830	3,813
Wells Fargo & Co. 3.55% 2025	20,000	20,208
Western Gas Partners LP 2.60% 2018	130	126
Western Gas Partners LP 3.95% 2025	755	635
Williams Companies, Inc. 3.70% 2023	1,575	1,090
Williams Partners LP 4.125% 2020	1,625	1,452
Williams Partners LP 5.25% 2020	10,405	9,673
Williams Partners LP 4.50% 2023	3,860	3,131
Capital World Bond Fund — Page 20 of 28

unaudited
Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Williams Partners LP 4.30% 2024	$7,235	$5,745
Williams Partners LP 3.90% 2025	2,925	2,203
Williams Partners LP 4.00% 2025	1,895	1,422
Williams Partners LP 4.90% 2045	1,670	1,066
Williams Partners LP 5.10% 2045	655	432
Wind Acquisition SA 4.75% 2020[4]	6,300	6,253
Wind Acquisition SA 7.375% 2021[4]	7,625	7,225
WM. Wrigley Jr. Co 3.375% 2020[4]	5,215	5,325
WPP Finance 2010 3.75% 2024	4,000	3,989
WPX Energy Inc. 7.50% 2020	1,300	1,060
Wynn Macau, Ltd. 5.25% 2021[4]	3,800	3,363
YPF Sociedad Anónima 8.50% 2025	650	622
Zambia (Republic of) 5.375% 2022[4]	3,225	2,347
Zambia (Republic of) 5.375% 2022	1,850	1,346
Zambia (Republic of) 8.50% 2024[4]	3,100	2,473
Zambia (Republic of) 8.97% 2027[1,4]	26,745	21,294
ZF Friedrichshafen AG 4.50% 2022[4]	755	741
ZF Friedrichshafen AG 4.75% 2025[4]	925	885
Zimmer Holdings, Inc. 3.15% 2022	3,530	3,475
Zimmer Holdings, Inc. 3.55% 2025	12,400	12,079
Zimmer Holdings, Inc. 4.25% 2035	2,600	2,432
		6,293,402
Total bonds, notes & other debt instruments (cost: $12,710,258,000)		12,016,828
Convertible stocks 0.01% U.S. dollars 0.01%	Shares
CEVA Group PLC, Series A-2, 2.622% convertible preferred[8,11]	1,141	514
CEVA Group PLC, Series A-1, 3.622% convertible preferred[8,11]	719	449
Total convertible stocks (cost: $2,416,000)		963
Common stocks 0.02% U.S. dollars 0.00%
CEVA Group PLC[4,8,12]	527	237
Atrium Corp.[4,8,12]	191	—
		237
Miscellaneous 0.02%
Other common stocks in initial period of acquisition		2,818
Total common stocks (cost: $7,769,000)		3,055
Short-term securities 3.35%	Principal amount (000)
Federal Home Loan Bank 0.16%–0.37% due 2/1/2016–5/16/2016	$ 74,300	74,230
Liberty Street Funding Corp. 0.30% due 1/27/2016[4]	50,000	49,983
Mizuho Bank, Ltd. 0.29%–0.36% due 1/7/2016–2/25/2016[4]	83,900	83,857
National Australia Bank Ltd. 0.23%–0.27% due 1/25/2016–2/22/2016[4]	75,500	75,464
Nordea Bank AB 0.35% due 2/18/2016[4]	38,800	38,777
Capital World Bond Fund — Page 21 of 28

unaudited
Short-term securities	Principal amount (000)	Value (000)
Sumitomo Mitsui Banking Corp. 0.39% due 2/2/2016[4]	$10,600	$10,596
Svenska Handelsbanken Inc. 0.32%–0.36% due 2/8/2016–2/17/2016[4]	79,600	79,556
Total short-term securities (cost: $412,506,000)		412,463
Total investment securities 100.95% (cost: $13,132,949,000)		12,433,309
Other assets less liabilities (0.95)%		(116,822)
Net assets 100.00%		$12,316,487
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Capital World Bond Fund — Page 22 of 28

unaudited
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $2,410,478,000.
	Settlement date	Counterparty	Contract amount		Unrealized (depreciation) appreciation at 12/31/2015 (000)
			Receive (000)	Deliver (000)
Purchases:
Canadian dollars	1/22/2016	HSBC Bank	C$2,604	$1,913	$(31)
Euros	1/6/2016	JPMorgan Chase	€27,045	$28,588	808
Euros	1/11/2016	Citibank	€5,484	$6,000	(39)
Euros	1/14/2016	UBS AG	€74,700	$79,072	2,138
Euros	1/21/2016	HSBC Bank	€32,525	$35,933	(567)
Euros	2/19/2016	JPMorgan Chase	€6,132	$6,765	(93)
Japanese yen	1/12/2016	Citibank	¥18,417,889	$150,237	3,040
Japanese yen	1/12/2016	Citibank	¥12,617,746	$103,229	1,778
Japanese yen	1/12/2016	UBS AG	¥3,401,814	$28,100	211
Japanese yen	1/21/2016	JPMorgan Chase	¥4,390,440	$35,663	881
Japanese yen	1/21/2016	UBS AG	¥4,544,064	$36,947	877
Japanese yen	1/22/2016	HSBC Bank	¥7,141,505	$58,905	540
Japanese yen	1/22/2016	HSBC Bank	¥4,334,444	$35,850	229
Japanese yen	1/29/2016	HSBC Bank	¥6,309,794	$51,468	1,061
Japanese yen	2/3/2016	Citibank	¥2,158,830	$17,900	74
Japanese yen	2/12/2016	HSBC Bank	¥12,195,000	$99,415	2,138
					$13,045
Sales:
Australian dollars	1/12/2016	UBS AG	$1,827	A$2,500	$7
Australian dollars	1/21/2016	UBS AG	$21,136	A$29,750	(520)
Brazilian reais	1/11/2016	UBS AG	$5,399	BRL20,750	174
British pounds	1/11/2016	Bank of America, N.A.	$14,322	£9,530	273
British pounds	1/13/2016	JPMorgan Chase	¥3,333,960	£18,000	1,210
British pounds	1/22/2016	HSBC Bank	$12,819	£8,450	361
British pounds	1/22/2016	HSBC Bank	C$17,446	£8,450	151
British pounds	1/25/2016	Bank of America, N.A.	€16,246	£11,800	269
British pounds	1/28/2016	Bank of New York Mellon	$38,265	£25,700	375
British pounds	1/29/2016	Citibank	$42,842	£28,750	455
British pounds	1/29/2016	HSBC Bank	$42,841	£28,750	454
British pounds	1/29/2016	HSBC Bank	€22,831	£16,600	356
British pounds	1/29/2016	JPMorgan Chase	C$17,210	£8,275	239
British pounds	1/29/2016	Bank of America, N.A.	$3,501	£2,350	36
British pounds	1/29/2016	Citibank	$2,830	£1,900	28
British pounds	2/18/2016	HSBC Bank	$11,074	£7,375	201
Colombian pesos	1/12/2016	JPMorgan Chase	$13,355	COP44,400,000	(614)
Danish kroner	1/25/2016	JPMorgan Chase	€201,064	DKr1,500,000	51
Euros	1/8/2016	HSBC Bank	$12,736	€12,040	(352)
Euros	1/11/2016	Bank of America, N.A.	$8,857	€8,250	(111)
Euros	1/15/2016	Citibank	NKr57,132	€6,000	(70)
Euros	1/21/2016	HSBC Bank	¥4,643,667	€34,950	650
Euros	1/21/2016	Citibank	$2,740	€2,500	22
Euros	1/22/2016	Bank of America, N.A.	$36,216	€33,020	311
Euros	2/5/2016	HSBC Bank	$4,944	€4,500	49
Euros	2/8/2016	Citibank	$10,330	€9,500	(4)
Euros	2/12/2016	UBS AG	$26,440	€24,000	329
Euros	2/18/2016	Citibank	$10,938	€9,980	78
Euros	2/19/2016	Citibank	$4,416	€4,000	64
Euros	3/10/2016	Citibank	$19,505	€17,775	153
Capital World Bond Fund — Page 23 of 28

unaudited
	Settlement date	Counterparty	Contract amount		Unrealized (depreciation) appreciation at 12/31/2015 (000)
			Receive (000)	Deliver (000)
Hungarian forints	1/15/2016	UBS AG	€32,535	HUF10,322,600	$(191)
Hungarian forints	1/15/2016	HSBC Bank	€255,473	HUF80,750,000	(445)
Hungarian forints	1/29/2016	HSBC Bank	€14,190	HUF4,500,000	(64)
Indian rupees	1/19/2016	JPMorgan Chase	$18,087	INR1,211,400	(166)
Indian rupees	1/22/2016	UBS AG	$20,738	INR1,380,000	(45)
Indonesian rupiah	1/8/2016	JPMorgan Chase	$9,475	IDR131,497,300	(51)
Indonesian rupiah	1/8/2016	Bank of America, N.A.	$12,422	IDR173,032,000	(113)
Japanese yen	1/20/2016	Bank of America, N.A.	$40,595	¥4,920,204	(358)
Malaysian ringgits	1/13/2016	UBS AG	$10,420	MYR44,000	183
Mexican pesos	1/14/2016	Bank of America, N.A.	$439	MXN7,300	15
Mexican pesos	1/28/2016	Barclays Bank PLC	$34,926	MXN597,900	306
Mexican pesos	1/28/2016	UBS AG	$7,311	MXN125,000	73
Mexican pesos	1/29/2016	HSBC Bank	$7,030	MXN120,000	82
Mexican pesos	1/29/2016	Citibank	$645	MXN11,000	8
Norwegian kroner	1/12/2016	JPMorgan Chase	$24,333	NKr210,100	600
Norwegian kroner	1/25/2016	Bank of America, N.A.	$25,148	NKr217,845	544
Polish zloty	1/12/2016	Barclays Bank PLC	$25,450	PLN101,200	(342)
Polish zloty	1/12/2016	JPMorgan Chase	$23,437	PLN94,460	(637)
Polish zloty	1/15/2016	Citibank	€5,726	PLN25,000	(146)
Polish zloty	1/15/2016	Citibank	€101,750	PLN443,000	(2,276)
Polish zloty	1/21/2016	UBS AG	€65,160	PLN283,700	(1,437)
South African rand	1/12/2016	UBS AG	$13,524	ZAR196,775	827
South African rand	1/14/2016	Bank of America, N.A.	$5,691	ZAR87,000	80
South African rand	1/19/2016	UBS AG	$11,020	ZAR168,550	159
South African rand	1/28/2016	JPMorgan Chase	$9,961	ZAR150,000	313
Swedish kronor	1/21/2016	Citibank	$8,184	SKr69,270	(27)
Swedish kronor	1/29/2016	HSBC Bank	€3,776	SKr35,000	(43)
Turkish lira	1/15/2016	Bank of America, N.A.	$14,030	TRY41,900	(274)
Turkish lira	1/29/2016	Citibank	$7,090	TRY20,850	3
					$1,203
Forward currency contracts — net					$14,248
Capital World Bond Fund — Page 24 of 28

unaudited
Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $543,981,000.
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized appreciation (depreciation) at 12/31/2015 (000)
Pay	LCH	3-month USD-LIBOR	0.987%	11/10/2017	$30,000	$70
Pay	LCH	3-month USD-LIBOR	0.9887	11/25/2017	30,000	78
Receive	LCH	3-month SEK-STIBOR	0.5725	7/24/2020	SKr43,250	(6)
Receive	LCH	3-month USD-LIBOR	1.572	9/16/2020	$60,000	(301)
Receive	LCH	3-month SEK-STIBOR	0.4825	9/22/2020	SKr300,000	(260)
Pay	LCH	6-month JPY-LIBOR	0.5725	3/5/2025	¥12,600,000	(1,900)
Pay	LCH	3-month USD-LIBOR	2.1955	5/6/2025	$60,000	(321)
Pay	LCH	3-month USD-LIBOR	2.222	11/10/2025	28,000	(136)
Pay	LCH	3-month USD-LIBOR	2.0785	11/24/2025	3,500	29
Receive	LCH	6-month EURIBOR	1.6073	7/9/2045	€12,000	(15)
Pay	LCH	3-month USD-LIBOR	2.555	10/22/2045	$50,000	671
Receive	LCH	6-month EURIBOR	1.5093	10/26/2045	€20,000	(555)
Pay	LCH	3-month USD-LIBOR	2.562	11/4/2045	$20,000	239
Pay	LCH	3-month USD-LIBOR	2.52611	11/24/2045	80,000	1,581
Pay	LCH	3-month USD-LIBOR	2.535	11/24/2045	8,000	143
Pay	LCH	3-month USD-LIBOR	2.556	11/27/2045	47,000	623
						$(60)

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Coupon rate may change periodically.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,339,597,000, which represented 10.88% of the net assets of the fund.
[5]	Scheduled interest and/or principal payment was not received.
[6]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $23,234,000, which represented .19% of the net assets of the fund.
[7]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[8]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $2,663,000, which represented .02% of the net assets of the fund.
[9]	Purchased on a TBA basis.
[10]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $33,108,000, which represented .27% of the net assets of the fund.
[11]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[12]	Security did not produce income during the last 12 months.

Private placement securities	Acquisition dates	Cost (000)	Value (000)	Percent of net assets
CEVA Group PLC, Series A-2, 2.622% convertible preferred	3/10/2010-1/21/2011	$1,687	$514.01%
CEVA Group PLC, Series A-1, 3.622% convertible preferred	4/3/2013-5/2/2013	729	449.00
Total private placement securities		$ 2,416	$ 963.01%
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Capital World Bond Fund — Page 25 of 28

unaudited
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the
Capital World Bond Fund — Page 26 of 28

unaudited
results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of December 31, 2015 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$1,776,540	$—	$1,776,540
Japanese yen	—	875,148	—	875,148
British pounds	—	476,183	—	476,183
Mexican pesos	—	467,064	—	467,064
Danish kroner	—	452,297	—	452,297
Polish zloty	—	414,007	—	414,007
Hungarian forints	—	387,109	—	387,109
Indian rupees	—	269,646	—	269,646
U.S. dollars	—	6,292,887	515	6,293,402
Other	—	605,432	—	605,432
Convertible stocks	—	963	—	963
Common stocks	1,870	237	948	3,055
Short-term securities	—	412,463	—	412,463
Total	$1,870	$12,429,976	$1,463	$12,433,309

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$23,264	$—	$23,264
Unrealized appreciation on interest rate swaps	—	3,434	—	3,434
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(9,016)	—	(9,016)
Unrealized depreciation on interest rate swaps	—	(3,494)	—	(3,494)
Total	$—	$14,188	$—	$14,188
*	Forward currency contracts and interest rate swaps are not included in the investment portfolio.
Capital World Bond Fund — Page 27 of 28

unaudited
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$88,412
Gross unrealized depreciation on investment securities	(799,360)
Net unrealized depreciation on investment securities	(710,948)
Cost of investment securities	13,144,257

Key to abbreviations
G.O. = General Obligation
LCH = LCH.Clearnet
LOC = Letter of credit
TBA = To be announced
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-031-0216O-S49191	Capital World Bond Fund — Page 28 of 28

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL WORLD BOND FUND

By /s/ Thomas H. Høgh
Thomas H. Høgh, President and Principal Executive Officer

Date: February 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Thomas H. Høgh
Thomas H. Høgh, President and Principal Executive Officer

Date: February 26, 2016

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: February 26, 2016